Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Commitments and Contingencies [Abstract]
Schedule of Total Future Minimum Lease Payments

The total future minimum lease payments under non-cancellable short-term leases, including the agreed property management fee, with respect to the office as of June 30, 2025 and December 31 2025, are payable as follows:

	As of
	June 30, 2025	December 31, 2025
	RMB	RMB
Within 1 year	22,110	8,844
Total	22,110	8,844

The total future minimum lease payments under non-cancellable short-term leases, including the agreed property management fee, with respect to the office as of June 30, 2025, are payable as follows:

Lease Commitment
Within 1 year	22,110
Total	22,110